Equity and Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2010
Equity and Redeemable Noncontrolling Interests (Tables) [Abstract]
Common shares and units rollforward

	2010	2009	2008
Common Shares
Common Shares outstanding at January 1,	279,959,048	272,786,760	269,554,661

Common Shares Issued:
Conversion of Series E Preferred Shares	328,363	612	36,830
Conversion of Series H Preferred Shares	32,516	—	2,750
Conversion of OP Units	884,472	2,676,002	1,759,560
Issuance of Common Shares	6,151,198	3,497,300	—
Exercise of share options	2,506,645	422,713	995,129
Employee Share Purchase Plan (ESPP)	157,363	324,394	195,961
Restricted share grants, net	235,767	298,717	461,954

Common Shares Other:
Repurchased and retired	(58,130)	(47,450)	(220,085)

Common Shares outstanding at December 31,	290,197,242	279,959,048	272,786,760

Units
Units outstanding at January 1,	14,197,969	16,679,777	18,420,320
LTIP Units, net	92,892	154,616	—
OP Units issued through acquisitions/consolidations	205,648	32,061	19,017
Conversion of Series B Junior Preference Units	—	7,517	—
Conversion of OP Units to Common Shares	(884,472)	(2,676,002)	(1,759,560)

Units outstanding at December 31,	13,612,037	14,197,969	16,679,777

Total Common Shares and Units outstanding at December 31,	303,809,279	294,157,017	289,466,537

Units Ownership Interest in Operating Partnership	4.5%	4.8%	5.8%

LTIP Units Issued:
Issuance — per unit	—	$0.50	—
Issuance — contribution valuation	—	$0.1 million	—

OP Units Issued:
Acquisitions/consolidations — per unit	$40.09	$26.50	$44.64
Acquisitions/consolidations — valuation	$8.2 million	$0.8 million	$0.8 million

Conversion of Series B Junior Preference Units — per unit	—	$24.50	—
Conversion of Series B Junior Preference Units — valuation	—	$0.2 million	—

Redeemable noncontrolling interests rollforward

	2010	2009	2008
Balance at January 1,	$258,280	$264,394	$345,165
Change in market value	129,918	14,544	(65,524)
Change in carrying value	(4,658)	(20,658)	(15,247)

Balance at December 31,	$383,540	$258,280	$264,394

Preferred shares schedule

				Amounts in thousands
			Annual
	Redemption	Conversion	Dividend per	December 31,	December 31,
	Date (1) (2)	Rate (2)	Share (3)	2010	2009
Preferred Shares of beneficial interest, $0.01 par value; 100,000,000 shares authorized:

7.00% Series E Cumulative Convertible Preferred; liquidation value $25 per share; 0 and 328,466 shares issued and outstanding at December 31, 2010 and December 31, 2009, respectively	11/1/98	1.1128	$1.75	$—	$8,212

7.00% Series H Cumulative Convertible Preferred; liquidation value $25 per share; 0 and 22,459 shares issued and outstanding at December 31, 2010 and December 31, 2009, respectively	6/30/98	1.4480	$1.75	—	561

8.29% Series K Cumulative Redeemable Preferred; liquidation value $50 per share; 1,000,000 shares issued and outstanding at December 31, 2010 and December 31, 2009	12/10/26	N/A	$4.145	50,000	50,000

6.48% Series N Cumulative Redeemable Preferred; liquidation value $250 per share; 600,000 shares issued and outstanding at December 31, 2010 and December 31, 2009 (4)	6/19/08	N/A	$16.20	150,000	150,000

				$200,000	$208,773

(1)	On or after the redemption date, redeemable preferred shares (Series K and N) may be redeemed for cash at the option of the Company, in whole or in part, at a redemption price equal to the liquidation price per share, plus accrued and unpaid distributions, if any.

(2)	On or after the redemption date, convertible preferred shares (Series E and H) may be redeemed under certain circumstances at the option of the Company for cash (in the case of Series E) or Common Shares (in the case of Series H), in whole or in part, at various redemption prices per share based upon the contractual conversion rate, plus accrued and unpaid distributions, if any. On November 1, 2010, the Company redeemed its Series E and Series H Cumulative Convertible Preferred Shares for cash consideration of $0.8 million and 355,539 Common Shares.

(3)	Dividends on all series of Preferred Shares are payable quarterly at various pay dates. The dividend listed for Series N is a Preferred Share rate and the equivalent Depositary Share annual dividend is $1.62 per share.

(4)	The Series N Preferred Shares have a corresponding depositary share that consists of ten times the number of shares and one-tenth the liquidation value and dividend per share.